DERIVATIVE LIABILITIES - WARRANTS	12 Months Ended
Mar. 31, 2011
Derivative Liabilities Warrants Disclosure [Abstract]
Derivative Liabilities Warrants Disclosure [Text Block]
NOTE 15	-	DERIVATIVE LIABILITIES - WARRANTS

To date, the Company has authorized the issuance of Common Stock Purchase Warrants, with terms of five to seven years, to various corporations and individuals, in connection with the sale of securities, loan agreements and consulting agreements. Exercise prices range from $0.0625 to $3.25 per warrant. The warrants expire at various times through March 31, 2018.

A summary of warrant activity for the fiscal years indicated below is as follows:

	Fiscal Year 2011		Fiscal Year 2010
		Weighted		Weighted
		Average		Average
	Warrant	Exercise	Warrant	Exercise
	Shares	Price	Shares	Price
Balance at beginning of year	125,299,740	$0.25	39,667,853	$0.63

Warrants issued	40,000,000	$0.06	80,000,000	$0.06

Exchange warrants issued	—	—	5,806,887	$0.25

Warrant exercises, forfeited or expired	9,974,692	$0.69	175,000	$2.82

Ending Balance	155,325,048	$0.15	125,299,740	$0.25

Accounting Standard Codification “ASC” 815 – Derivatives and Hedging, which provides guidance on determining what types of instruments or embedded features in an instrument issued by a reporting entity can be considered indexed to its own stock for the purpose of evaluating the first criteria of the scope exception in the pronouncement on accounting for derivatives. These requirements can affect the accounting for warrants and convertible preferred instruments issued by the Company. As the conversion features within, and the detachable warrants issued with the Company’s Series B, Series C, Series D and Series E Preferred Stock, do not have fixed settlement provisions because their conversion and exercise prices may be lowered if the Company issues securities at lower prices in the future, we have concluded that the instruments are not indexed to the Company’s stock and are to be treated as derivative liabilities.

The portion of derivative liabilities related to outstanding warrants was valued using the Black-Scholes option valuation model and the following assumptions on the following dates:

	March 31	March 31
	2011	2010
Risk-Free interest rate	.09% - 2.9%	2.4% - 3.3%
Expected volatility	138% - 194%	126% - 214%
Expected life (in years)	0.3 – 7.0	0.5 – 6.6
Expected dividend yield	—	—
Number of warrants	155,325,048	125,299,740

Fair value – Warrant Derivative Liability	$10,543,145	$8,499,423

Change in warrant derivative liability for the twelve months ended	$1,297,998	$3,792,130

The risk free interest rate was based on rates established by the US Treasury Department. The expected volatility was based on the historical volatility of the Company’s share price for periods equal to the expected life of the outstanding warrants at each valuation date. The expected dividend rate was based on the fact that the Company has not historically paid dividends on common stock and does not expect to pay dividends on common stock in the future.

The changes of $1,297,998 and $ 3,792,130 in value of the warrant derivative liability occurring during the years ended March 31, 2011 and 2010, respectively, are included in the amounts reported in the “Other Income/(Expense)” section of the statement of operations. Increases in value are reported as other expenses and decreases in value are reported as other income.